SEGMENTAL AND GEOGRAPHIC INFORMATION AND REVENUE ANALYSIS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net revenues in different geographic locations
Revenues	$ 561,297	$ 686,125	$ 470,465
API products
Net revenues in different geographic locations
Revenues	400,622	446,223	277,290
Non-API products
Net revenues in different geographic locations
Revenues	90,161	144,766	70,143
Iron ore
Net revenues in different geographic locations
Revenues			31,918
Other products
Net revenues in different geographic locations
Revenues	70,514	95,136	91,114
PRC
Net revenues in different geographic locations
Revenues	312,121	364,940	294,946
Elsewhere in Asia
Net revenues in different geographic locations
Revenues	78,590	50,916	38,835
Malaysia
Net revenues in different geographic locations
Revenues	720	4,974	5,087
Singapore
Net revenues in different geographic locations
Revenues	166	3,528	3,542
Oman
Net revenues in different geographic locations
Revenues	36,940	8,278
Hong Kong
Net revenues in different geographic locations
Revenues	10,109	3,484	8,499
United Arab Emirates
Net revenues in different geographic locations
Revenues	3,223	3,272	691
Indonesia
Net revenues in different geographic locations
Revenues	8,551	3,867	2,278
Kuwait
Net revenues in different geographic locations
Revenues	14,421		8,549
Others
Net revenues in different geographic locations
Revenues	4,460	23,513	10,189
Canada and United States of America
Net revenues in different geographic locations
Revenues	52,960	44,248	52,732
Canada
Net revenues in different geographic locations
Revenues	887	914	7,318
United States of America
Net revenues in different geographic locations
Revenues	52,073	43,334	45,414
Venezuela
Net revenues in different geographic locations
Revenues	43,683	153,506	62,295
Egypt
Net revenues in different geographic locations
Revenues	23,484	6,039	646
Turkey
Net revenues in different geographic locations
Revenues	14,611	61	2,802
Others
Net revenues in different geographic locations
Revenues	$ 35,848	$ 66,415	$ 18,209